Supplementary Balance Sheet Detail (Schedule Of Analysis Of The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 1,097	$ 326	$ 244
Additions	122	771	129
Deductions	90	0	47
Balance at end of year	$ 1,129	$ 1,097	$ 326